Shareholder Report, Line Graph (Details) - USD ($)						8 Months Ended			11 Months Ended	12 Months Ended		20 Months Ended			23 Months Ended	24 Months Ended	32 Months Ended			35 Months Ended	36 Months Ended	44 Months Ended			47 Months Ended	48 Months Ended	56 Months Ended			59 Months Ended	60 Months Ended	68 Months Ended			71 Months Ended	72 Months Ended	80 Months Ended		83 Months Ended	84 Months Ended	92 Months Ended		95 Months Ended	96 Months Ended	104 Months Ended		107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Dec. 28, 2020	Dec. 27, 2017	Dec. 26, 2017	Sep. 20, 2016	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
C000102309
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 9,955					$ 9,823					$ 10,719					$ 11,262					$ 11,302					$ 9,988				$ 9,846				$ 10,588				$ 10,850		$ 11,056
C000024293
Account Value [Line Items]
Accumulated Value					10,000						9,959					9,862					10,777					11,352					11,409					10,115				9,995				10,775				11,069		11,294
C000024292
Account Value [Line Items]
Accumulated Value					10,000						9,943					9,810					10,690					11,231					11,271					9,961				9,819				10,559				10,820		11,013
C000041650
Account Value [Line Items]
Accumulated Value					10,000						10,014					10,105					10,284					10,348					10,349					10,378				10,779				11,296				11,744		12,113
C000041649
Account Value [Line Items]
Accumulated Value					10,000						10,038					10,158					10,368					10,452					10,453					10,492				10,931				11,504				12,010		12,439
C000073542
Account Value [Line Items]
Accumulated Value					10,000						10,041					10,164					10,377					10,464					10,465					10,505				10,940				11,464				11,918		12,293
C000041652
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,045						$ 10,173					$ 10,391					$ 10,484					$ 10,485					$ 10,527				$ 10,977				$ 11,561				$ 12,079		$ 12,520
C000223873
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,877						$ 10,170					$ 10,852					$ 11,977					$ 13,751					$ 15,333
C000223874
Account Value [Line Items]
Accumulated Value	10,000					10,904						10,216					10,923					12,106					13,921					15,562
C000223872
Account Value [Line Items]
Accumulated Value	10,000					10,879						10,176					10,848					11,993					13,757					15,352
C000102307
Account Value [Line Items]
Accumulated Value					10,000						10,143					10,156					10,620					11,016					11,062					10,439				10,557				11,365				11,821		12,128
C000024286
Account Value [Line Items]
Accumulated Value					10,000						10,168					10,207					10,711					11,126					11,198					10,581				10,747				11,609				12,104		12,449
C000024285
Account Value [Line Items]
Accumulated Value					10,000						10,137					10,144					10,606					10,990					11,047					10,415				10,554				11,372				11,829		12,122
C000196700
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,160					$ 11,079						$ 11,568					$ 11,602				$ 10,453						$ 10,175			$ 11,181					$ 11,582				$ 11,866
C000196701
Account Value [Line Items]
Accumulated Value			10,000					10,187					11,126						11,645					11,709				10,564						10,320			11,369					11,806				12,125
C000196702
Account Value [Line Items]
Accumulated Value			10,000					10,205					11,120						11,617					11,643				10,487						10,204			11,219					11,622				11,896
C000041646
Account Value [Line Items]
Accumulated Value					10,000						10,008					10,088					10,252					10,308					10,309					10,330				10,713				11,228				11,667		12,038
C000041645
Account Value [Line Items]
Accumulated Value					10,000						10,035					10,157					10,366					10,450					10,450					10,485				10,921				11,493				11,992		12,426
C000041648
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,099							$ 10,315				$ 10,406					$ 10,406						$ 10,445				$ 10,887					$ 11,467			$ 11,975				$ 12,417
C000196703
Account Value [Line Items]
Accumulated Value			10,000					10,010					10,046						10,111					10,081				9,995						10,232			10,573					10,866				11,104
C000196704
Account Value [Line Items]
Accumulated Value			10,000					10,065					10,217						10,307					10,308				10,231						10,500			10,876					11,206				11,480
C000196705
Account Value [Line Items]
Accumulated Value			10,000					10,014					10,150						10,215					10,185				10,088						10,327			10,675					10,989				11,230
C000136573
Account Value [Line Items]
Accumulated Value					10,000						9,416					11,146					7,986					7,496					10,969					15,745				17,440				18,070				22,282		30,796
C000136574
Account Value [Line Items]
Accumulated Value					10,000						9,341					10,977					7,813					7,275					10,567					15,049				16,543				17,010				20,813		28,556
C000136571
Account Value [Line Items]
Accumulated Value					10,000						9,431					11,196					8,047					7,572					11,114					15,983				17,744				18,439				22,785		31,577
C000136572
Account Value [Line Items]
Accumulated Value					10,000						9,413					11,133					7,986					7,492					10,974					15,735				17,422				18,062				22,262		30,768
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000					12,227						10,855					12,585					16,000					18,541					22,320
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000					12,227						10,855					12,585					16,000					18,541					22,320
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 12,227						$ 10,855					$ 12,585					$ 16,000					$ 18,541					$ 22,320
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,049					9,944					10,955					11,664					11,655					10,313				10,189				10,933				11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					9,941					10,953						11,662					11,652				10,310						10,187			10,930					11,273				11,486
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					9,941					10,953						11,662					11,652				10,310						10,187			10,930					11,273				11,486
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					9,941					10,953						11,662					11,652				10,310						10,187			10,930					11,273				11,486
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value			10,000					10,064					10,942						11,296					11,680				10,671						10,853			11,514					11,523				11,998
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value			10,000					10,064					10,942						11,296					11,680				10,671						10,853			11,514					11,523				11,998
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value			$ 10,000					$ 10,064					$ 10,942						$ 11,296					$ 11,680				$ 10,671						$ 10,853			$ 11,514					$ 11,523				$ 11,998
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000						11,623					13,909					14,315					17,455					22,895					20,325				23,566				29,960				34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000						11,623					13,909					14,315					17,455					22,895					20,325				23,566				29,960				34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					10,000						11,623					13,909					14,315					17,455					22,895					20,325				23,566				29,960				34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 11,623					$ 13,909					$ 14,315					$ 17,455					$ 22,895					$ 20,325				$ 23,566				$ 29,960				$ 34,718		$ 41,793
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Core Bond Funds Average
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA ML 1-5 Year US Corporate/Government Index
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name										Lipper Multi-Sector Income Funds Average
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-Year Municipal Bond Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Energy Index